UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    May 9, 2006
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      122

Form 13F Information Table Value Total:      905,220 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER      TITLE          CUSIP               VALUE        SHARES   INV
OTHER     VOTING  AUTHORITY
                    OF CLASS                 X1000               DISC   MGR
SOLE     SHARED   NO VOTING

Administaff                    cs     007094105        18,524    340,759   sole
na      233,863    na      106,896
Advanced Micro                 cs     007903107         8,114    244,681   sole
na      166,600    na       78,081
Aetna Life & Casualty          cs     00817Y108           315      6,402   sole
na        1,140    na        5,262
Alcon Inc                      cs     H01301102           276      2,651   sole
na        2,075    na          576
Alltel Corp                    cs     020039103           371      5,736   sole
na        4,515    na        1,221
Altria Group Inc               cs     02209S103           286      4,043   sole
na          696    na        3,347
America Movil                  cs     02364W105           774     22,593   sole
na        9,160    na       13,433
American Tower Corp            cs     029912201           371     12,251   sole
na        2,177    na       10,074
Amgen Inc                      cs     031162100           371      5,097   sole
na        3,951    na        1,146
Apple Computer                 cs     037833100           454      7,244   sole
na        1,273    na        5,971
Archer-Daniels                 cs     039483102           355     10,561   sole
na        1,872    na        8,689
Arris Group Inc                cs     04269Q100           245     17,797   sole
na       14,055    na        3,742
Atheros Comm Inc               cs     04743P108        12,745    486,655   sole
na      314,709    na      171,946
Banco Bradesco Sa              cs     059460303           283      7,877   sole
na        1,403    na        6,474
Broadcom Corp Class A          cs     111320107        10,919    252,995   sole
na      175,958    na       77,037
Carter Inc                     cs     146229109         6,660     98,682   sole
na       76,979    na       21,703
Caterpillar Inc                cs     149123101           350      4,871   sole
na          869    na        4,002
CB Richard Ellis Group         cs     12497T101        11,221    139,044   sole
na       89,685    na       49,359
Celgene Corp                   cs     151020104        11,033    249,495   sole
na      185,700    na       63,795
Ceradyne Inc                   cs     156710105         6,701    134,296   sole
na      104,800    na       29,496
Chaparral Steel                cs     159423102        30,576    470,985   sole
na      297,100    na      173,885
Chicago Merc Hldg              cs     167760107           447        998   sole
na          177    na          821
Chicos Fas Inc                 cs     168615102           320      7,878   sole
na        6,184    na        1,694
Coach Inc                      cs     189754104           950     27,460   sole
na       15,090    na       12,370
Cognizant Tech Sol             cs     192446102           354      5,943   sole
na        4,658    na        1,285
Coldwater Creek                cs     193068103           447     16,089   sole
na       12,637    na        3,452
Corning Inc                    cs     219350105           392     14,545   sole
na        2,585    na       11,960
Crown Castle Intl Corp         cs     228227104           362     12,772   sole
na        2,270    na       10,502
CVS Corp                       cs     126650100           268      8,961   sole
na        1,592    na        7,369
Diodes Inc                     cs     254543101        11,137    268,370   sole
na      172,782    na       95,588
Eagle Materials Inc            cs     26969P108         7,853    123,159   sole
na       88,247    na       34,912
Encore Wire Corp.              cs     292562105        10,579    312,261   sole
na      202,062    na      110,199
Enersis S A                    cs     29274F104           381     32,121   sole
na        5,724    na       26,397
F5 Networks Inc                cs     315616102         4,781     65,948   sole
na       51,194    na       14,754
Finisar Corp                   cs     31787A101        34,407  6,993,336   sole
na    4,620,530    na    2,372,806
Focus Media Hldg Ltd           cs     34415V109        23,218    400,164   sole
na      262,510    na      137,654
Freeport-McMoran Cpr & Gld     cs     35671D857           395      6,607   sole
na        1,163    na        5,444
Freightcar Amer Inc            cs     357023100        20,822    327,390   sole
na      201,970    na      125,420
Gardner Denver                 cs     365558105        16,030    245,865   sole
na      169,487    na       76,378
Gehl Company                   cs     368483103           242      7,312   sole
na        5,754    na        1,558
Genentech Inc                  cs     368710406           268      3,166   sole
na        2,484    na          682
Gildan Activewear Inc          cs     375916103        19,636    413,219   sole
na      272,496    na      140,723
Gilead Sciences Inc            cs     375558103           364      5,849   sole
na        1,039    na        4,810
Gol Linhas Aer Intl            cs     38045R107         7,500    279,848   sole
na      213,337    na       66,511
Guess Inc                      cs     401617105         7,765    198,539   sole
na      154,599    na       43,940
Hansen Natural Corp            cs     411310105        63,996    507,707   sole
na      336,081    na      171,626
Helmerich & Payne              cs     423452101        22,347    320,069   sole
na      218,552    na      101,517
Hewlett Packard Co             cs     428236103           660     20,046   sole
na        3,568    na       16,478
Holly Corp                     cs     435758305         5,286     71,320   sole
na       54,445    na       16,875
Hologic Inc.                   cs     436440101        12,218    220,740   sole
na      132,774    na       87,966
Ict Group Inc                  cs     44929Y101         1,232     45,285   sole
na       16,920    na       28,365
Illumina Inc                   cs     452327109         5,584    235,129   sole
na      183,369    na       51,760
Imperial Sugar Co New          cs     453096208         1,269     41,652   sole
na       15,531    na       26,121
Insteel Industries Inc         cs     45774W108        11,958    210,598   sole
na      128,448    na       82,150
Investment Tech Grp            cs     46145F105        30,183    606,092   sole
na      411,685    na      194,407
J2 Global Comm Inc             cs     46626E205           240      5,107   sole
na        4,013    na        1,094
JDS Uniphase                   cs     46612J101         4,844  1,161,537   sole
na      904,454    na      257,083
JLG Industries                 cs     466210101        29,774    967,017   sole
na      668,602    na      298,415
Joy Global Inc                 cs     481165108         6,514    108,984   sole
na       61,229    na       47,755
Kendle Intl Inc                cs     48880L107        14,282    422,553   sole
na      261,897    na      160,656
Ladish Inc                     cs     505754200        10,249    353,776   sole
na      229,676    na      124,100
Lamson & Sessions              cs     513696104        12,727    457,320   sole
na      290,201    na      167,119
Lazard Ltd                     cs     G54050102        26,569    600,426   sole
na      396,278    na      204,148
Legg Mason Inc                 cs     524901105           363      2,898   sole
na          514    na        2,384
Manitowoc Co Inc               cs     563571108        12,240    134,284   sole
na       83,471    na       50,813
Manulife Financial Corp        cs     56501R106           364      5,806   sole
na        1,040    na        4,766
Marvell Tech Gp Ltd            cs     G5876H105         5,803    107,264   sole
na       79,316    na       27,948
McDermott Intl                 cs     580037109        11,450    210,279   sole
na      163,671    na       46,608
Medimmune Inc                  cs     584699102           312      8,538   sole
na        1,632    na        6,906
MEMC Electr Matls Inc          cs     552715104         8,386    227,149   sole
na      176,781    na       50,368
Merck & Co                     cs     589331107           334      9,483   sole
na        1,682    na        7,801
Merrill Lynch & Co             cs     590188108           424      5,386   sole
na          954    na        4,432
Metretek Techn Inc             cs     59159Q107         5,669    379,169   sole
na      244,759    na      134,410
Micronetics Wireless Inc       cs     595122102         1,288     58,227   sole
na       21,794    na       36,433
Multi Fineline                 cs     62541B101         9,272    158,531   sole
na      102,528    na       56,003
Nasdaq Stock Market            cs     631103108         4,164    103,989   sole
na       80,872    na       23,117
Netflix Inc                    cs     64110L106         6,881    237,361   sole
na      181,005    na       56,356
Netlogic Microsystems          cs     64118B100           209      5,083   sole
na        4,010    na        1,073
Neurometrix Inc                cs     641255104           260      6,673   sole
na        5,245    na        1,428
Nice Systems Ltd               cs     653656108         6,367    124,950   sole
na       75,851    na       49,099
Nii Hldgs Inc                  cs     62913F201           422      7,150   sole
na        1,274    na        5,876
Nuance Comm Inc                cs     67020Y100        18,621  1,576,719   sole
na    1,115,748    na      460,971
Nutri Sys Inc New              cs     67069D108        46,192    972,052   sole
na      641,143    na      330,909
Nvidia Corp                    cs     67066G104         2,331     40,711   sole
na       31,583    na        9,128
Office Depot                   cs     676220106           426     11,451   sole
na        2,042    na        9,409
Oil Sts Intl Inc               cs     678026105         5,228    141,877   sole
na      110,530    na       31,347
Optionsxpress Hldgs Inc        cs     684010101        25,120    863,811   sole
na      584,615    na      279,196
Oregon Stl Mls Inc             cs     686079104         7,263    141,941   sole
na       99,791    na       42,150
Penney (JC)                    cs     708160106           338      5,590   sole
na          996    na        4,594
Phelps Dodge Corp.             cs     717265102           427      5,299   sole
na          941    na        4,358
Psychiatric Solutions Inc      cs     74439H108         8,176    246,800   sole
na      148,800    na       98,000
Qualcomm Inc.                  cs     747525103           881     17,404   sole
na        8,385    na        9,019
Rackable Sys Inc               cs     750077109        14,406    272,579   sole
na      174,312    na       98,267
Red Hat Inc                    cs     756577102         6,267    223,967   sole
na      174,334    na       49,633
Redback Networks               cs     757209507         7,577    349,318   sole
na      271,933    na       77,385
Rogers Communic Inc            cs     775109200           259      6,795   sole
na        1,208    na        5,587
Schick Technologies Inc.       cs     806683108        10,467    209,750   sole
na      123,059    na       86,691
Schlumberger Ltd               cs     806857108           455      3,598   sole
na          640    na        2,958
Sierra Health Services         cs     826322109           289      7,095   sole
na        5,561    na        1,534
Silver Wheaton Corp            cs     828336107         1,151    107,904   sole
na       40,326    na       67,578
Sirf Technology Hlds           cs     82967H101           382     10,762   sole
na       10,703    na           59
Skywest Inc.                   cs     830879102         5,893    201,339   sole
na      155,689    na       45,650
Stratex Networks Inc           cs     86279T109         1,703    276,951   sole
na      103,516    na      173,435
Sunoco Inc                     cs     86764P109           331      4,261   sole
na          762    na        3,499
Texas Instruments              cs     882508104           274      8,438   sole
na        1,507    na        6,931
Time Warner Telecom Inc A      cs     887319101         6,295    350,708   sole
na      238,475    na      112,233
Titanium Metals Corp           cs     888339207        18,587    382,850   sole
na      258,729    na      124,121
Toyota Motor ADR               cs     892331307           397      3,645   sole
na          648    na        2,997
Trident Microsystems           cs     895919108        11,980    412,247   sole
na      266,314    na      145,933
True Religion Apparel          cs     89784N104         9,855    533,567   sole
na      343,237    na      190,330
U S Global Invs Inc            cs     902952100         8,433    541,282   sole
na      360,512    na      180,770
Ultra Pete Corp                cs     903914109         7,005    112,416   sole
na       87,359    na       25,057
Union Pacific Corp             cs     907818108           363      3,892   sole
na          684    na        3,208
Urban Outfitters Inc           cs     917047102           283     11,516   sole
na        9,040    na        2,476
Valero Energy Corp             cs     91913Y100           580      9,701   sole
na        1,722    na        7,979
Valueclick Inc                 cs     92046N102         6,124    361,950   sole
na      282,443    na       79,507
Walter Inds Inc Com            cs     93317Q105         8,949    134,325   sole
na       93,161    na       41,164
Wellpoint Inc                  cs     94973H108           285      3,675   sole
na          653    na        3,022
Wesco Intl Inc                 cs     95082P105        26,221    385,541   sole
na      249,727    na      135,814
W-H Energy Svcs Inc            cs     92925E108        10,018    225,184   sole
na      153,613    na       71,571
Whole Foods Mkt Inc            cs     966837106           379      5,701   sole
na        4,447    na        1,254
Yahoo! Inc                     cs     984332106         1,006     31,182   sole
na       16,767    na       14,415



4837\010\CRUPRIGHT\1354475.1